Note 4 - Premises and Equipment (Details) - Major Classifications of Premises and Equipment (USD $)	Dec. 31, 2014	Dec. 31, 2013
Major Classifications of Premises and Equipment [Abstract]
Land	$ 2,250,789	$ 2,250,789
Buildings and improvements	11,805,406	11,763,779
Automobile	25,115	25,115
Furniture, fixtures and equipment	9,876,988	9,446,636
Leasehold improvements	271,799	271,799
	24,230,097	23,758,118
Less accumulated depreciation	(13,627,334)	(12,871,398)
Net premises and equipment	$ 10,602,763	$ 10,886,720